owners' equity (Details) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2022 CAD ($) shares	Dec. 31, 2022 Vote shares	Dec. 31, 2021 shares
Common Share capital
Minimum percentage of common shares issued and outstanding owned by Canadians		66.67%
First Preferred Shares
Common Share capital
Shares authorized		1,000	1,000
Second Preferred Shares
Common Share capital
Shares authorized		1,000	1,000
Common Shares
Common Share capital
Shares authorized		4,000	4,000
Number of votes per common share | Vote		1
Common Shares | Maximum
Common Share capital
Purchase of common shares related to normal course issuer bid	10
Cost of purchase of common shares related to normal course issuer bid | $	$ 250
Common Shares | Dividend reinvestment and share purchase plan
Common Share capital
Shares reserved for issuance		39
Common Shares | Restricted share units
Common Share capital
Shares reserved for issuance		16
Common Shares | TELUS Corporation share options
Common Share capital
Shares reserved for issuance		93